Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
Linde plc	139,867	35,865
Air Products & Chemicals Inc.	51,290	14,368
Newmont Corp.	214,108	12,594
DuPont de Nemours Inc.	196,051	12,438
Ecolab Inc.	53,204	11,819
Dow Inc.	197,940	10,493
Freeport-McMoRan Inc.	386,806	9,047
LyondellBasell Industries NV Class A	68,407	5,821
International Paper Co.	104,597	5,175
Nucor Corp.	79,966	4,294
Celanese Corp. Class A	31,281	4,046
Albemarle Corp.	28,010	3,809
Eastman Chemical Co.	36,249	3,531
FMC Corp.	27,673	3,210
International Flavors & Fragrances Inc.	28,488	3,194
CF Industries Holdings Inc.	56,794	2,118
Mosaic Co.	92,018	2,021
Reliance Steel & Aluminum Co.	17,048	2,008
Steel Dynamics Inc.	53,929	1,953
Avery Dennison Corp.	12,993	1,940
Fastenal Co.	28,589	1,414
Huntsman Corp.	52,689	1,305
Southern Copper Corp.	21,749	1,291
Timken Co.	16,651	1,223
Valvoline Inc.	48,762	1,111
Ashland Global Holdings Inc.	14,576	1,096
Hexcel Corp.	22,080	1,093
Chemours Co.	43,009	1,046
Olin Corp.	37,501	821
Element Solutions Inc.	57,241	791
* Univar Solutions Inc.	43,870	785
Westlake Chemical Corp.	8,924	671
Cabot Corp.	14,654	607
Royal Gold Inc.	4,849	536
W R Grace & Co.	9,527	521
GrafTech International Ltd.	17,776	140
Scotts Miracle -Gro Co.	648	114
NewMarket Corp.	308	114
		164,423
Consumer Discretionary (12.6%)
Walt Disney Co.	481,666	71,291
Walmart Inc.	326,244	49,847
Home Depot Inc.	143,113	39,701
McDonald's Corp.	170,001	36,965

Target Corp.	133,118	23,899
General Motors Co.	332,537	14,578
Starbucks Corp.	131,677	12,907
Activision Blizzard Inc.	122,771	9,758
Ford Motor Co.	1,039,391	9,438
Marriott International Inc. Class A	71,521	9,074
Aptiv plc	71,409	8,476
* Electronic Arts Inc.	65,455	8,362
Yum! Brands Inc.	74,108	7,841
Hilton Worldwide Holdings Inc.	72,444	7,507
Southwest Airlines Co.	157,174	7,283
Delta Air Lines Inc.	169,306	6,815
VF Corp.	80,892	6,746
DR Horton Inc.	88,171	6,569
Yum China Holdings Inc.	99,277	5,597
Lennar Corp. Class A	71,730	5,441
Best Buy Co. Inc.	49,915	5,431
Costco Wholesale Corp.	13,750	5,387
ViacomCBS Inc. Class B	143,269	5,055
Garmin Ltd.	39,750	4,641
Tiffany & Co.	32,186	4,232
* Uber Technologies Inc.	84,415	4,192
Expedia Group Inc.	32,078	3,993
TJX Cos. Inc.	61,021	3,875
Darden Restaurants Inc.	34,718	3,749
* CarMax Inc.	40,050	3,744
Royal Caribbean Cruises Ltd.	46,862	3,693
Genuine Parts Co.	37,328	3,672
Omnicom Group Inc.	56,842	3,581
* Dollar Tree Inc.	32,663	3,568
MGM Resorts International	125,674	3,550
* United Airlines Holdings Inc.	77,100	3,473
Whirlpool Corp.	16,287	3,170
Hasbro Inc.	33,987	3,162
PulteGroup Inc.	70,960	3,096
Fortune Brands Home & Security Inc.	36,750	3,069
* NVR Inc.	763	3,050
* AutoZone Inc.	2,563	2,916
* LKQ Corp.	80,428	2,833
Las Vegas Sands Corp.	50,772	2,829
Vail Resorts Inc.	9,702	2,676
Advance Auto Parts Inc.	17,705	2,615
Fox Corp. Class A	88,698	2,558
Carnival Corp.	126,359	2,525
* Lyft Inc. Class A	64,977	2,480
L Brands Inc.	60,925	2,365
Interpublic Group of Cos. Inc.	104,126	2,320
Lear Corp.	15,992	2,286
* Peloton Interactive Inc. Class A	19,601	2,281
Service Corp. International	45,380	2,207
BorgWarner Inc.	56,739	2,204
* Liberty Media Corp -Liberty Formula One Class C	52,686	2,201
Newell Brands Inc.	102,620	2,182
Aramark	61,053	2,137
Tapestry Inc.	74,623	2,113
Gentex Corp.	64,535	2,104
* Discovery Communications Inc. Class C	86,487	2,077

American Airlines Group Inc.	142,163	2,009
Wynn Resorts Ltd.	19,495	1,959
* Mohawk Industries Inc.	15,282	1,923
* Norwegian Cruise Line Holdings Ltd.	83,748	1,915
Ross Stores Inc.	17,693	1,902
Williams-Sonoma Inc.	17,212	1,884
New York Times Co. Class A	43,494	1,866
News Corp. Class A	104,082	1,837
* Terminix Global Holdings Inc.	35,464	1,739
* Liberty Media Corp -Liberty SiriusXM Class C	41,401	1,698
Harley-Davidson Inc.	40,282	1,623
* IAA Inc.	27,079	1,623
Alaska Air Group Inc.	31,652	1,613
Nielsen Holdings plc	95,124	1,538
Estee Lauder Cos. Inc. Class A	6,221	1,526
Leggett & Platt Inc.	34,745	1,498
PVH Corp.	18,466	1,468
Toll Brothers Inc.	30,457	1,442
Thor Industries Inc.	14,777	1,426
Wyndham Hotels & Resorts Inc.	24,169	1,390
Kohl's Corp.	42,594	1,372
* Capri Holdings Ltd.	37,457	1,325
Polaris Inc.	13,780	1,323
Hanesbrands Inc.	91,703	1,302
Dolby Laboratories Inc. Class A	14,650	1,296
Fox Corp. Class B	43,055	1,222
* Skechers USA Inc. Class A	35,269	1,181
* Discovery Inc. Class A	42,210	1,136
Ralph Lauren Corp. Class A	12,553	1,076
* JetBlue Airways Corp.	71,003	1,071
Qurate Retail Group Inc. QVC Group Class A	100,227	1,049
* Grand Canyon Education Inc.	12,273	1,024
Carter's Inc.	11,487	1,022
Foot Locker Inc.	27,223	1,018
Gap Inc.	47,985	1,006
Amerco	2,342	970
* AutoNation Inc.	15,470	948
Wyndham Destinations Inc.	22,116	930
Dick's Sporting Goods Inc.	16,242	923
Choice Hotels International Inc.	9,216	918
* frontdoor Inc.	18,699	885
* Bright Horizons Family Solutions Inc.	4,947	842
* Madison Square Garden Sport Corp. Class A	4,919	833
Sabre Corp.	72,860	820
* Under Armour Inc. Class A	49,345	818
Sirius XM Holdings Inc.	124,206	806
* Under Armour Inc. Class C	54,437	792
eBay Inc.	15,213	767
Nordstrom Inc.	28,883	749
* Liberty Media Corp -Liberty SiriusXM Class A	18,184	744
* TripAdvisor Inc.	26,614	695
* Planet Fitness Inc. Class A	9,163	668
Hyatt Hotels Corp. Class A	9,198	662
Copa Holdings SA Class A	8,221	655
Extended Stay America Inc.	46,571	639
Columbia Sportswear Co.	7,603	623
Six Flags Entertainment Corp.	20,074	617

* Mattel Inc.	36,764	570
News Corp. Class B	31,285	557
Coty Inc. Class A	75,840	545
Graham Holdings Co. Class B	1,046	468
Penske Automotive Group Inc.	8,385	462
Nexstar Media Group Inc. Class A	3,860	406
* Take-Two Interactive Software Inc.	2,250	406
* Burlington Stores Inc.	1,810	396
John Wiley & Sons Inc. Class A	11,379	393
* Wayfair Inc.	1,532	390
* 2U Inc.	12,039	389
* Madison Square Garden Entertainment Corp. Class A	4,768	362
* Zynga Inc. Class A	42,888	354
Dunkin' Brands Group Inc.	3,198	340
* Tempur Sealy International Inc.	12,917	325
* Lions Gate Entertainment Corp. Class B	32,735	294
H&R Block Inc.	14,923	281
Rollins Inc.	4,885	279
* Ulta Beauty Inc.	955	263
Lennar Corp. Class B	4,239	257
* Liberty Media Corp -Liberty Formula One Class A	6,611	250
* Ollie's Bargain Outlet Holdings Inc.	1,613	142
ViacomCBS Inc. Class A	3,558	130
* Lions Gate Entertainment Corp. Class A	13,030	127
* Caesars Entertainment Inc.	48	3
		554,382
Consumer Staples (7.2%)
Procter & Gamble Co.	358,924	49,844
Philip Morris International Inc.	414,596	31,406
CVS Health Corp.	348,072	23,596
Coca-Cola Co.	425,047	21,932
Mondelez International Inc. Class A	376,359	21,622
Colgate-Palmolive Co.	224,754	19,248
PepsiCo Inc.	98,420	14,195
Kimberly-Clark Corp.	90,536	12,613
Altria Group Inc.	278,982	11,112
General Mills Inc.	161,733	9,837
Constellation Brands Inc. Class A	42,559	8,760
Corteva Inc.	200,196	7,671
Walgreens Boots Alliance Inc.	192,871	7,331
Archer-Daniels-Midland Co.	146,919	7,312
Kroger Co.	205,413	6,779
Kraft Heinz Co.	172,708	5,689
Tyson Foods Inc. Class A	76,616	4,995
Conagra Brands Inc.	129,903	4,749
Keurig Dr Pepper Inc.	118,773	3,617
Hormel Foods Corp.	74,489	3,514
J M Smucker Co.	29,402	3,446
Kellogg Co.	44,254	2,828
McCormick & Co. Inc.	14,634	2,736
Sysco Corp.	37,363	2,664
Lamb Weston Holdings Inc.	29,952	2,168
Molson Coors Beverage Co. Class B	46,512	2,140
Bunge Ltd.	35,931	2,116
AmerisourceBergen Corp. Class A	20,046	2,067
Clorox Co.	9,755	1,980
McKesson Corp.	10,942	1,969

* US Foods Holding Corp.	58,866	1,853
Casey's General Stores Inc.	9,815	1,783
* Post Holdings Inc.	16,809	1,588
Ingredion Inc.	17,935	1,384
Hershey Co.	8,795	1,301
Campbell Soup Co.	23,257	1,163
Flowers Foods Inc.	51,800	1,149
* Herbalife Nutrition Ltd.	20,771	995
* Hain Celestial Group Inc.	21,408	824
Nu Skin Enterprises Inc. Class A	13,505	696
* TreeHouse Foods Inc.	14,873	612
Brown-Forman Corp. Class B	7,450	601
* Beyond Meat Inc.	2,697	377
* Grocery Outlet Holding Corp.	8,515	329
Reynolds Consumer Products Inc.	9,734	295
Seaboard Corp.	63	202
* Pilgrim's Pride Corp.	9,439	178
Energizer Holdings Inc.	3,278	137
Brown-Forman Corp. Class A	1,846	136
Albertsons Cos. Inc. Class A	7,630	122
* Sprouts Farmers Market Inc.	4,795	101
		315,762
Energy (4.4%)
Chevron Corp.	513,133	44,735
Exxon Mobil Corp.	1,127,346	42,986
ConocoPhillips	286,617	11,339
Schlumberger Ltd.	369,771	7,687
Kinder Morgan Inc.	516,184	7,423
EOG Resources Inc.	155,379	7,284
Phillips 66	116,085	7,032
Williams Cos. Inc.	324,188	6,801
Marathon Petroleum Corp.	172,510	6,707
Valero Energy Corp.	108,739	5,847
Pioneer Natural Resources Co.	43,744	4,400
ONEOK Inc.	116,974	4,196
Halliburton Co.	233,916	3,881
Occidental Petroleum Corp.	223,143	3,517
Hess Corp.	73,255	3,456
Baker Hughes Co. Class A	174,614	3,269
Concho Resources Inc.	52,131	2,996
* First Solar Inc.	24,506	2,290
Cabot Oil & Gas Corp.	104,882	1,837
Diamondback Energy Inc.	42,161	1,685
Targa Resources Corp.	60,902	1,431
Devon Energy Corp.	100,918	1,412
Apache Corp.	101,089	1,303
National Oilwell Varco Inc.	104,227	1,278
Marathon Oil Corp.	207,413	1,228
EQT Corp.	73,131	1,088
Parsley Energy Inc. Class A	79,482	996
Cimarex Energy Co.	26,449	951
HollyFrontier Corp.	39,293	919
Equitrans Midstream Corp.	97,535	796
* WPX Energy Inc.	105,791	753
Helmerich & Payne Inc.	27,474	626
Antero Midstream Corp.	77,954	525
Murphy Oil Corp.	38,231	385

Continental Resources Inc.	19,651	302
		193,361
Financials (18.4%)
* Berkshire Hathaway Inc. Class B	510,596	116,881
JPMorgan Chase & Co.	806,891	95,116
Bank of America Corp.	2,059,698	58,001
Citigroup Inc.	554,786	30,552
BlackRock Inc.	39,194	27,371
Wells Fargo & Co.	1,000,260	27,357
Morgan Stanley	354,966	21,948
Goldman Sachs Group Inc.	88,198	20,337
Charles Schwab Corp.	383,174	18,691
Chubb Ltd.	119,866	17,720
Truist Financial Corp.	359,375	16,682
CME Group Inc.	94,608	16,559
US Bancorp	362,568	15,667
PNC Financial Services Group Inc.	113,126	15,619
Intercontinental Exchange Inc.	93,144	9,828
Progressive Corp.	110,908	9,661
MetLife Inc.	205,318	9,480
S&P Global Inc.	26,301	9,252
American International Group Inc.	229,660	8,828
Travelers Cos. Inc.	67,348	8,732
Allstate Corp.	83,569	8,553
Bank of New York Mellon Corp.	213,060	8,335
Aflac Inc.	188,800	8,294
Prudential Financial Inc.	105,063	7,945
Willis Towers Watson plc	34,280	7,137
State Street Corp.	93,402	6,583
T. Rowe Price Group Inc.	45,019	6,456
Discover Financial Services	81,578	6,214
Ameriprise Financial Inc.	31,970	5,922
First Republic Bank	45,301	5,869
Arthur J Gallagher & Co.	49,850	5,753
KKR & Co. Inc.	141,722	5,376
Fifth Third Bancorp	189,859	4,811
IHS Markit Ltd.	48,101	4,784
Northern Trust Corp.	51,262	4,774
* SVB Financial Group	13,700	4,725
Hartford Financial Services Group Inc.	95,385	4,216
KeyCorp	257,947	3,988
M&T Bank Corp.	33,939	3,954
Regions Financial Corp.	255,412	3,900
Nasdaq Inc.	30,417	3,893
Citizens Financial Group Inc.	113,216	3,698
Principal Financial Group Inc.	72,046	3,587
* Markel Corp.	3,569	3,476
Marsh & McLennan Cos. Inc.	30,059	3,446
* Arch Capital Group Ltd.	104,800	3,374
Huntington Bancshares Inc.	268,744	3,246
Cincinnati Financial Corp.	39,864	3,044
Annaly Capital Management Inc.	374,258	2,994
Raymond James Financial Inc.	32,815	2,985
Ally Financial Inc.	100,100	2,968
Equitable Holdings Inc.	108,846	2,763
Loews Corp.	64,050	2,684
Brown & Brown Inc.	59,303	2,670

Fidelity National Financial Inc.	73,711	2,653
Globe Life Inc.	28,048	2,611
W R Berkley Corp.	37,043	2,413
Everest Re Group Ltd.	10,452	2,376
AGNC Investment Corp.	148,121	2,263
Lincoln National Corp.	45,290	2,139
Reinsurance Group of America Inc.	18,055	2,081
Cboe Global Markets Inc.	22,780	2,080
Assurant Inc.	15,865	2,048
Eaton Vance Corp.	29,134	1,951
Alleghany Corp.	3,349	1,926
Voya Financial Inc.	33,092	1,907
Comerica Inc.	36,736	1,807
First Horizon Corp.	146,255	1,787
Commerce Bancshares Inc.	26,988	1,780
LPL Financial Holdings Inc.	19,165	1,740
American Financial Group Inc.	19,235	1,720
Zions Bancorp NA	43,699	1,686
SEI Investments Co.	30,906	1,630
East West Bancorp Inc.	37,938	1,621
Invesco Ltd.	99,276	1,611
Franklin Resources Inc.	72,221	1,588
Signature Bank	13,703	1,537
Prosperity Bancshares Inc.	23,990	1,507
RenaissanceRe Holdings Ltd.	8,919	1,468
People's United Financial Inc.	113,679	1,410
First American Financial Corp.	29,049	1,407
Jefferies Financial Group Inc.	60,110	1,366
TCF Financial Corp.	40,619	1,365
* Athene Holding Ltd. Class A	30,443	1,350
Old Republic International Corp.	74,418	1,334
Western Alliance Bancorp	25,726	1,319
Starwood Property Trust Inc.	71,966	1,291
Cullen/Frost Bankers Inc.	14,746	1,237
Kemper Corp.	16,442	1,232
Synovus Financial Corp.	38,529	1,216
Unum Group	53,558	1,191
New York Community Bancorp Inc.	121,126	1,174
Hanover Insurance Group Inc.	9,988	1,122
Affiliated Managers Group Inc.	12,329	1,074
Popular Inc.	22,027	1,069
MGIC Investment Corp.	88,884	1,063
Pinnacle Financial Partners Inc.	19,435	1,053
New Residential Investment Corp.	108,998	1,009
Interactive Brokers Group Inc.	19,035	1,004
Axis Capital Holdings Ltd.	19,884	996
Lazard Ltd. Class A	26,622	994
Apollo Global Management LLC	22,760	993
Evercore Inc. Class A	10,418	947
First Citizens BancShares Inc. Class A	1,716	907
Bank OZK	32,116	898
Webster Financial Corp.	23,567	892
* Brighthouse Financial Inc.	24,507	860
Wintrust Financial Corp.	15,021	818
Sterling Bancorp	50,838	812
SLM Corp.	75,544	802
Umpqua Holdings Corp.	57,521	799

	Carlyle Group Inc.	27,917	793
	Bank of Hawaii Corp.	10,374	777
	FNB Corp.	85,836	758
*,^	Credit Acceptance Corp.	2,515	751
	First Hawaiian Inc.	34,113	748
	Spectrum Brands Holdings Inc	11,131	744
	White Mountains Insurance Group Ltd.	766	735
	PacWest Bancorp	30,619	712
	OneMain Holdings Inc	17,066	665
	Assured Guaranty Ltd.	22,035	664
	Erie Indemnity Co. Class A	2,864	646
	Associated Banc-Corp	40,322	618
	BOK Financial Corp.	8,226	551
	Primerica Inc.	3,999	521
	Santander Consumer USA Holdings Inc.	19,772	437
	Mercury General Corp.	7,184	319
*,^	Rocket Cos. Inc. Class A	14,810	307
	CNA Financial Corp.	7,350	254
*	Lemonade Inc.	3,314	230
	TFS Financial Corp.	12,819	220
	Tradeweb Markets Inc. Class A	3,264	195
	American National Group Inc.	2,142	182
	Morningstar Inc.	881	176
*	GoHealth Inc. Class A	9,923	105
	Virtu Financial Inc. Class A	1,704	39
*	LendingTree Inc.	126	32
			811,812
Health Care (12.7%)
	Johnson & Johnson	608,422	88,026
	Pfizer Inc.	1,481,786	56,767
	Medtronic plc	357,343	40,630
	Danaher Corp.	166,722	37,451
	Abbott Laboratories	283,478	30,678
	Bristol-Myers Squibb Co.	384,096	23,968
	Gilead Sciences Inc.	334,402	20,288
	Thermo Fisher Scientific Inc.	43,523	20,237
	Becton Dickinson and Co.	73,441	17,247
	Anthem Inc.	50,027	15,584
	Cigna Corp.	70,476	14,739
	Stryker Corp.	62,277	14,535
	UnitedHealth Group Inc.	42,304	14,229
*	Boston Scientific Corp.	380,193	12,603
	Agilent Technologies Inc.	75,290	8,801
	Humana Inc.	21,787	8,726
	Zimmer Biomet Holdings Inc.	55,220	8,234
*	Biogen Inc.	29,263	7,028
	Merck & Co. Inc.	85,013	6,834
*	Centene Corp.	108,024	6,660
	Baxter International Inc.	78,954	6,006
*	Alexion Pharmaceuticals Inc.	47,874	5,846
*	Viatris Inc.	320,855	5,397
*	IQVIA Holdings Inc.	31,300	5,289
	HCA Healthcare Inc.	34,081	5,116
*	Laboratory Corp. of America Holdings	24,467	4,889
	Quest Diagnostics Inc.	35,483	4,399
*	Catalent Inc.	43,124	4,146
	STERIS plc	21,214	4,111

Cooper Cos. Inc.	11,410	3,825
* Varian Medical Systems Inc.	21,133	3,677
* Elanco Animal Health Inc.	106,380	3,254
PerkinElmer Inc.	23,968	3,188
* Bio-Rad Laboratories Inc. Class A	5,654	3,045
Dentsply Sirona Inc.	58,377	2,971
AbbVie Inc.	28,321	2,962
* QIAGEN NV	58,260	2,812
Universal Health Services Inc. Class B	19,737	2,577
* Henry Schein Inc.	38,120	2,451
* DaVita Inc.	18,443	2,026
* Jazz Pharmaceuticals plc	14,283	2,010
Zoetis Inc.	11,981	1,922
Perrigo Co. plc	36,368	1,754
Teleflex Inc.	4,560	1,745
* United Therapeutics Corp.	11,688	1,550
Hill-Rom Holdings Inc.	15,779	1,497
* Hologic Inc.	20,833	1,440
* Envista Holdings Corp.	42,167	1,254
* Globus Medical Inc.	19,625	1,179
Encompass Health Corp.	14,042	1,131
* Syneos Health Inc.	16,427	1,082
* Integra LifeSciences Holdings Corp.	19,250	1,054
* Molina Healthcare Inc.	5,059	1,033
* Exelixis Inc.	52,092	998
* Acadia Healthcare Co. Inc.	23,103	981
* Sage Therapeutics Inc.	12,521	928
* Ionis Pharmaceuticals Inc.	17,589	889
Bruker Corp.	15,688	794
* Nektar Therapeutics Class A	46,734	766
* Alkermes plc	41,843	764
* ICU Medical Inc.	3,711	700
* Agios Pharmaceuticals Inc.	14,641	678
Royalty Pharma plc Class A	15,623	666
* Exact Sciences Corp.	5,129	621
Premier Inc. Class A	16,210	574
* Bluebird Bio Inc.	9,338	412
* Teladoc Health Inc.	1,824	363
* BioMarin Pharmaceutical Inc.	4,451	350
* Charles River Laboratories International Inc.	1,413	331
* PRA Health Sciences Inc.	2,513	282
* Horizon Therapeutics plc	3,875	273
* PPD Inc.	6,524	228
Bio-Techne Corp.	578	175
* Tandem Diabetes Care Inc.	1,680	158
* Berkeley Lights Inc.	1,480	123
* Reata Pharmaceuticals Inc. Class A	632	97
* Haemonetics Corp.	845	95
* Oak Street Health Inc.	2,001	94
* Acceleron Pharma Inc.	700	83
* GoodRx Holdings Inc. Class A	46	2
		562,328
Industrials (15.4%)
Honeywell International Inc.	187,060	38,145
Boeing Co.	142,226	29,968
Raytheon Technologies Corp.	379,670	27,230
Caterpillar Inc.	144,192	25,030

Fidelity National Information Services Inc.	164,347	24,391
General Electric Co.	2,312,475	23,541
American Express Co.	174,424	20,685
Deere & Co.	75,023	19,628
FedEx Corp.	64,230	18,407
CSX Corp.	203,286	18,306
Union Pacific Corp.	88,649	18,092
Norfolk Southern Corp.	68,238	16,174
Global Payments Inc.	79,143	15,448
Eaton Corp. plc	106,627	12,914
Emerson Electric Co.	158,719	12,193
* Fiserv Inc.	104,935	12,086
United Parcel Service Inc. Class B	63,913	10,934
Capital One Financial Corp.	120,336	10,306
General Dynamics Corp.	67,600	10,096
Illinois Tool Works Inc.	46,749	9,868
Trane Technologies plc	63,676	9,312
PPG Industries Inc.	62,848	9,224
Johnson Controls International plc	198,304	9,130
Parker-Hannifin Corp.	34,036	9,096
Cummins Inc.	39,291	9,083
3M Co.	50,763	8,768
PACCAR Inc.	90,359	7,867
Stanley Black & Decker Inc.	40,996	7,556
Otis Worldwide Corp.	108,844	7,286
AMETEK Inc.	60,786	7,205
TransDigm Group Inc.	10,831	6,273
Carrier Global Corp.	148,455	5,652
Fortive Corp.	79,313	5,562
Vulcan Materials Co.	35,230	4,920
Synchrony Financial	155,311	4,732
Kansas City Southern	25,290	4,708
Dover Corp.	38,249	4,668
Xylem Inc.	47,624	4,570
Martin Marietta Materials Inc.	16,586	4,406
* United Rentals Inc.	19,207	4,360
* Ingersoll Rand Inc.	91,943	4,070
Rockwell Automation Inc.	15,868	4,055
Amcor plc	356,430	4,038
* Keysight Technologies Inc.	33,204	3,986
* Trimble Inc.	66,518	3,982
IDEX Corp.	19,997	3,862
Masco Corp.	69,839	3,748
* Teledyne Technologies Inc.	9,641	3,644
Jacobs Engineering Group Inc.	33,304	3,592
Wabtec Corp.	48,307	3,541
* Waters Corp.	15,110	3,506
Packaging Corp. of America	24,668	3,207
* Crown Holdings Inc.	31,019	2,924
Westrock Co.	67,679	2,857
Automatic Data Processing Inc.	16,159	2,810
CH Robinson Worldwide Inc.	29,859	2,806
Textron Inc.	60,878	2,746
Lennox International Inc.	9,235	2,658
Snap-on Inc.	14,270	2,509
Howmet Aerospace Inc.	105,073	2,465
* XPO Logistics Inc.	23,079	2,462

* HD Supply Holdings Inc.	42,831	2,389
Hubbell Inc. Class B	14,410	2,329
Pentair plc	43,445	2,251
JB Hunt Transport Services Inc.	16,142	2,184
AptarGroup Inc.	17,136	2,165
* Aecom	40,763	2,115
Owens Corning	28,639	2,087
Carlisle Cos. Inc.	14,258	2,065
* Sensata Technologies Holding plc	41,341	2,019
Quanta Services Inc.	29,213	1,996
A O Smith Corp.	35,358	1,991
* Middleby Corp.	14,605	1,986
Western Union Co.	87,896	1,983
Watsco Inc.	8,591	1,953
Robert Half International Inc.	29,905	1,919
Sealed Air Corp.	41,397	1,865
* WEX Inc.	10,737	1,860
* Euronet Worldwide Inc.	13,317	1,790
ITT Inc.	23,152	1,682
Paychex Inc.	17,852	1,663
Woodward Inc.	14,728	1,647
Donaldson Co. Inc.	30,136	1,604
* Axalta Coating Systems Ltd.	55,552	1,589
Brunswick Corp.	21,081	1,573
CoreLogic Inc.	20,145	1,561
Sonoco Products Co.	26,839	1,558
Expeditors International of Washington Inc.	17,206	1,538
AGCO Corp.	16,617	1,537
Littelfuse Inc.	6,327	1,522
Huntington Ingalls Industries Inc.	9,450	1,514
Graco Inc.	21,824	1,478
Oshkosh Corp.	18,160	1,462
Knight-Swift Transportation Holdings Inc.	33,470	1,382
Equifax Inc.	8,207	1,370
ManpowerGroup Inc.	15,495	1,343
FLIR Systems Inc.	35,051	1,340
MDU Resources Group Inc.	53,599	1,337
WW Grainger Inc.	3,130	1,309
Curtiss-Wright Corp.	11,146	1,285
Regal Beloit Corp.	10,655	1,268
Genpact Ltd.	30,336	1,233
Acuity Brands Inc.	10,375	1,232
* Berry Global Group Inc.	23,057	1,222
Flowserve Corp.	34,550	1,177
MSA Safety Inc.	7,496	1,120
* Vontier Corp.	31,727	1,052
Air Lease Corp. Class A	28,071	1,027
* FTI Consulting Inc.	9,644	1,013
Northrop Grumman Corp.	3,341	1,010
Lincoln Electric Holdings Inc.	8,682	998
Eagle Materials Inc.	10,898	992
MSC Industrial Direct Co. Inc. Class A	11,774	981
Allegion plc	8,525	972
Cintas Corp.	2,679	952
Spirit AeroSystems Holdings Inc. Class A	27,710	942
* Colfax Corp.	26,066	940
nVent Electric plc	40,880	940

Alliance Data Systems Corp.	12,391	906
Valmont Industries Inc.	5,534	902
Crane Co.	12,836	893
Graphic Packaging Holding Co.	57,095	875
Ryder System Inc.	13,774	816
* Kirby Corp.	15,655	792
Old Dominion Freight Line Inc.	3,562	724
Jack Henry & Associates Inc.	4,372	703
Silgan Holdings Inc.	20,706	700
Macquarie Infrastructure Corp.	19,339	626
Armstrong World Industries Inc.	7,929	611
Nordson Corp.	2,786	568
Trinity Industries Inc.	23,886	546
Ball Corp.	5,422	521
BWX Technologies Inc.	9,007	512
RPM International Inc.	5,727	504
MKS Instruments Inc.	3,468	479
HEICO Corp. Class A	4,028	446
* Zebra Technologies Corp.	1,145	433
Allison Transmission Holdings Inc.	10,497	431
* Mettler-Toledo International Inc.	359	413
TransUnion	4,476	408
Schneider National Inc. Class B	15,504	324
ADT Inc.	41,008	319
* AZEK Co. Inc. Class A	8,808	315
* Generac Holdings Inc.	1,365	294
HEICO Corp.	2,370	293
Toro Co.	2,807	255
Landstar System Inc.	1,881	247
* Mercury Systems Inc.	2,701	192
* Gates Industrial Corp. plc	11,698	151
* Coherent Inc.	1,029	125
Ardagh Group SA	5,754	102
* Virgin Galactic Holdings Inc.	2,263	60
		681,086
Real Estate (4.5%)
Prologis Inc.	195,888	19,599
Digital Realty Trust Inc.	71,236	9,599
SBA Communications Corp. Class A	25,511	7,326
Welltower Inc.	111,251	7,007
AvalonBay Communities Inc.	37,536	6,253
Weyerhaeuser Co.	199,255	5,786
Equity Residential	98,082	5,681
Realty Income Corp.	91,656	5,497
Alexandria Real Estate Equities Inc.	33,400	5,469
* CBRE Group Inc. Class A	88,708	5,424
Ventas Inc.	99,196	4,752
Invitation Homes Inc.	148,965	4,257
Essex Property Trust Inc.	17,313	4,257
Healthpeak Properties Inc.	143,955	4,155
Boston Properties Inc.	41,370	4,061
Mid-America Apartment Communities Inc.	30,267	3,818
Duke Realty Corp.	97,748	3,720
* Zillow Group Inc. Class C	33,347	3,595
VICI Properties Inc.	142,066	3,593
Sun Communities Inc.	25,750	3,579
WP Carey Inc.	45,479	3,148

Public Storage	13,895	3,119
UDR Inc.	78,191	3,008
Medical Properties Trust Inc.	138,826	2,693
Host Hotels & Resorts Inc.	187,315	2,628
Camden Property Trust	25,151	2,486
Gaming and Leisure Properties Inc.	55,727	2,315
CyrusOne Inc.	31,218	2,182
Omega Healthcare Investors Inc.	59,838	2,108
Regency Centers Corp.	45,205	2,060
VEREIT Inc.	284,532	2,017
STORE Capital Corp.	61,941	2,017
American Homes 4 Rent Class A	68,669	1,972
Kilroy Realty Corp.	30,697	1,877
* Jones Lang LaSalle Inc.	13,837	1,831
Vornado Realty Trust	47,001	1,829
Lamar Advertising Co. Class A	22,748	1,811
Federal Realty Investment Trust	20,108	1,754
National Retail Properties Inc.	45,097	1,700
CubeSmart	51,676	1,681
Americold Realty Trust	48,832	1,667
Equity LifeStyle Properties Inc.	27,458	1,609
Kimco Realty Corp.	110,898	1,601
Rexford Industrial Realty Inc.	32,656	1,565
Healthcare Trust of America Inc. Class A	58,213	1,515
Simon Property Group Inc.	18,323	1,513
* Zillow Group Inc. Class A	13,480	1,488
American Campus Communities Inc.	36,038	1,434
First Industrial Realty Trust Inc.	33,308	1,395
Life Storage Inc.	12,511	1,373
Douglas Emmett Inc.	43,783	1,356
Cousins Properties Inc.	38,975	1,302
Crown Castle International Corp.	7,392	1,239
Apartment Investment and Management Co.	39,668	1,204
Brixmor Property Group Inc.	77,985	1,191
SL Green Realty Corp.	19,476	1,128
Extra Space Storage Inc.	9,879	1,114
Highwoods Properties Inc.	27,077	1,037
Hudson Pacific Properties Inc.	39,514	1,027
Park Hotels & Resorts Inc.	62,942	1,027
Spirit Realty Capital Inc.	27,076	997
JBG SMITH Properties	32,033	985
Rayonier Inc.	34,466	971
Iron Mountain Inc.	31,826	875
Equity Commonwealth	30,280	803
Corporate Office Properties Trust	29,570	787
* Howard Hughes Corp.	10,294	749
Outfront Media Inc.	38,708	733
Apple Hospitality REIT Inc.	55,164	731
EPR Properties	19,366	698
Taubman Centers Inc.	15,741	672
Weingarten Realty Investors	31,899	667
Brandywine Realty Trust	44,242	492
Paramount Group Inc.	49,730	460
CoreSite Realty Corp.	3,437	431
Empire State Realty Trust Inc.	38,426	348
* RealPage Inc.	2,929	202

^ Brookfield Property REIT Inc. Class A	2,313	36
		200,086
Technology (8.2%)
Intel Corp.	1,129,408	54,607
* Alphabet Inc. Class A	17,882	31,372
* Alphabet Inc. Class C	17,751	31,255
International Business Machines Corp.	236,663	29,233
Texas Instruments Inc.	122,898	19,817
* Micron Technology Inc.	295,890	18,964
Analog Devices Inc.	86,287	12,001
Cognizant Technology Solutions Corp. Class A	133,784	10,453
Roper Technologies Inc.	23,942	10,223
* Twitter Inc.	205,154	9,542
HP Inc.	379,914	8,331
Marvell Technology Group Ltd.	175,684	8,132
Corning Inc.	199,846	7,478
Skyworks Solutions Inc.	44,431	6,272
* Autodesk Inc.	19,520	5,470
* Qorvo Inc.	30,298	4,747
* Dell Technologies Inc.	62,624	4,323
* salesforce.com Inc.	16,884	4,150
Amphenol Corp. Class A	31,391	4,106
Maxim Integrated Products Inc.	47,269	3,925
Hewlett Packard Enterprise Co.	344,963	3,808
Western Digital Corp.	79,954	3,588
Oracle Corp.	61,065	3,525
SS&C Technologies Holdings Inc.	47,477	3,271
Leidos Holdings Inc.	32,359	3,259
* Nuance Communications Inc.	74,938	3,232
* ON Semiconductor Corp.	107,743	3,098
Citrix Systems Inc.	23,973	2,971
* F5 Networks Inc.	16,326	2,658
* Cree Inc.	28,782	2,602
Amdocs Ltd.	35,515	2,337
* VeriSign Inc.	11,046	2,217
* Guidewire Software Inc.	17,962	2,200
Microchip Technology Inc.	16,110	2,165
Broadcom Inc.	5,383	2,162
* Advanced Micro Devices Inc.	21,639	2,005
* Twilio Inc. Class A	6,174	1,976
* Arrow Electronics Inc.	20,289	1,859
* IPG Photonics Corp.	8,907	1,844
SYNNEX Corp.	11,116	1,782
* Crowdstrike Holdings Inc. Class A	10,985	1,684
* Grubhub Inc.	22,034	1,550
DXC Technology Co.	68,028	1,490
NetApp Inc.	26,859	1,432
CDK Global Inc.	28,170	1,349
* CACI International Inc. Class A	5,611	1,331
National Instruments Corp.	34,675	1,298
* Pinterest Inc. Class A	18,088	1,267
Science Applications International Corp.	13,385	1,239
* Cirrus Logic Inc.	15,450	1,238
Jabil Inc.	31,353	1,198
Xerox Holdings Corp.	47,648	1,043
* NCR Corp.	33,626	930
* Ceridian HCM Holding Inc.	8,678	837

Avnet Inc.	25,777	782
* Akamai Technologies Inc.	7,438	770
* Arista Networks Inc.	2,776	751
* FireEye Inc.	44,917	675
* Synopsys Inc.	2,862	651
* Pure Storage Inc. Class A	27,287	499
* Dun & Bradstreet Holdings Inc.	11,222	301
* SolarWinds Corp.	12,837	294
* Change Healthcare Inc.	16,804	288
Entegris Inc.	2,198	204
* Manhattan Associates Inc.	1,794	183
* Aspen Technology Inc.	1,163	156
* Teradata Corp.	6,706	147
Pegasystems Inc.	1,008	132
* Jamf Holding Corp.	3,505	111
* Vroom Inc.	1,235	44
* nCino Inc.	488	40
* Duck Creek Technologies Inc.	963	38
* BigCommerce Holdings Inc.	457	37
* Palantir Technologies Inc. Class A	500	14
* Snowflake Inc. Class A	37	12
* Unity Software Inc.	66	10
		360,985
Telecommunications (6.6%)
Verizon Communications Inc.	1,103,861	66,684
Comcast Corp. Class A	1,207,728	60,676
AT&T Inc.	1,900,482	54,639
Cisco Systems Inc.	1,131,120	48,661
* T-Mobile US Inc.	146,330	19,453
L3Harris Technologies Inc.	57,433	11,027
Motorola Solutions Inc.	40,727	6,986
* Liberty Broadband Corp.	27,766	4,369
CenturyLink Inc.	291,569	3,047
* Charter Communications Inc. Class A	3,884	2,532
* GCI Liberty Inc. Class A	26,398	2,405
* DISH Network Corp. Class A	65,817	2,361
Juniper Networks Inc.	87,943	1,915
* Ciena Corp.	40,876	1,831
* Lumentum Holdings Inc.	17,704	1,529
* Liberty Broadband Corp. Class A	6,717	1,053
* CommScope Holding Co. Inc.	47,688	565
* ViaSat Inc.	15,154	515
Telephone and Data Systems Inc.	26,435	502
* EchoStar Corp. Class A	12,618	300
* United States Cellular Corp.	4,458	140
Ubiquiti Inc.	400	99
		291,289
Utilities (6.1%)
NextEra Energy Inc.	521,376	38,368
Duke Energy Corp.	195,813	18,144
Dominion Energy Inc.	223,542	17,546
Southern Co.	281,561	16,851
Waste Management Inc.	98,043	11,680
American Electric Power Co. Inc.	132,296	11,231
Exelon Corp.	258,525	10,618
Sempra Energy	77,128	9,832

Xcel Energy Inc.			139,896	9,423
Eversource Energy			91,214	7,982
WEC Energy Group Inc.			84,019	7,978
Public Service Enterprise Group Inc.			134,571	7,843
American Water Works Co. Inc.			48,304	7,409
Consolidated Edison Inc.			88,645	6,759
DTE Energy Co.			51,156	6,436
PPL Corp.			205,441	5,839
Edison International			95,101	5,835
Entergy Corp.			53,560	5,830
Republic Services Inc. Class A			55,916	5,408
Ameren Corp.			65,536	5,097
CMS Energy Corp.			76,075	4,682
* PG&E Corp.			343,994	4,369
FirstEnergy Corp.			143,514	3,812
AES Corp.			176,290	3,603
Alliant Energy Corp.			66,498	3,498
Evergy Inc.			60,317	3,342
CenterPoint Energy Inc.			134,655	3,123
Atmos Energy Corp.			32,248	3,092
Essential Utilities Inc.			59,676	2,702
NiSource Inc.			102,323	2,476
Pinnacle West Capital Corp.			29,582	2,421
Vistra Corp.			129,542	2,420
UGI Corp.			55,300	1,962
OGE Energy Corp.			53,382	1,729
* Stericycle Inc.			24,513	1,727
NRG Energy Inc.			42,273	1,385
IDACORP Inc.			13,274	1,202
Hawaiian Electric Industries Inc.			28,172	1,009
* Clean Harbors Inc.			13,541	980
National Fuel Gas Co.			22,185	913
Avangrid Inc.			14,909	694
				267,250
Total Common Stocks (Cost $3,879,817)				4,402,764
	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund	0.109%		9,507	951

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.095%	1/28/21	216	216
Total Temporary Cash Investments (Cost $1,166)				1,167
Total Investments (99.9%) (Cost $3,880,983)				4,403,931
Other Assets and Liabilities -Net (0.1%)				6,566
Net Assets (100%)				4,410,497
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $929,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $951,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2020		5	906	(4)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Walmart Inc.	9/2/21	BOANA	6,244	(.140)	631	—

1 Based on 1M USD LIBOR as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.

At November 30, 2020, a counterparty had deposited in a segregated account securities with a value of $1,115,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represe nts the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amo unt, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,402,764	—	—	4,402,764
Temporary Cash Investments	951	216	—	1,167
Total	4,403,715	216	—	4,403,931
Derivative Financial Instruments
Assets
Swap Contracts	—	631	—	631
Liabilities
Futures Contracts[1]	3	—	—	3
1 Represents variation margin on the last day of the reporting period.